Loans and Financing - Schedule of Trade and Other Payables (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable		R$ 58,194	R$ 47,133
Suppliers- National and foreign [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable		8,242	7,676
Suppliers - IPO transaction expenses [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable	[1]	R$ 49,952	R$ 39,457

[1]	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company.